Income Taxes	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
INCOME TAXES
3.	INCOME TAXES

Income is subject to tax in the various countries in which the Group operates.

No income tax arose in the United States of America in any of the periods presented.

The Company is not taxed in the British Virgin Islands.

The Group’s operating subsidiaries, other than Nissin Metal and Plastic (Shenzhen) Company Limited (“Nissin PRC”) and Kayser Myanmar Manufacturing Company Ltd. (“Kayser Myanmar”), are all incorporated in Hong Kong and are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended March 31, 2022, 2023 and 2024.

As of March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million (equivalent to $257) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. The Group has selected Kayser Limited (“Kayser”) as the qualified entity under two-tiered profit tax rates regime and the remaining Hong Kong based subsidiaries are not qualifying under the regime and continue to be taxed at 16.5%.

Nissin PRC, which is established and operated in China, was subject to the uniform income tax rate of 25% in China. In March 2022, the State Taxation Administration of PRC issued an announcement and Nissin PRC satisfies the requirements of a “small-size, low profit” enterprise. Starting from January 1, 2022 and until December 31, 2024, Nissin PRC is eligible to enjoy a preferential income tax rate of 2.5% for the first 1 million Renminbi (“RMB”) assessable profit. Assessable profit above RMB 1 million is charged at 5%.

The Group’s manufacturing operations were conducted mainly in Long Hua, Shenzhen and Yangon of Myanmar during the years ended March 31, 2022, 2023 and 2024. However, Kayser Myanmar enjoyed a tax exemption for the period from the date of incorporation through the end of December 31, 2017 and was subject to an income tax rate of 25% from January 1, 2018 to September 30, 2021. Starting from October 1, 2021 onwards, income tax rate was reduced to 22%.

The components of income (loss) before income taxes are as follows:

	Year ended March 31,
	2022	2023	2024
	$	$	$
Hong Kong	100	(1,065)	(346)
China	354	774	39
Myanmar	114	(22)	(832)
	568	(313)	(1,139)

Income tax expense (credit) consists of the following:

	Year ended March 31,
	2022	2023	2024
	$	$	$
Current tax:
Hong Kong
Current tax	-	-	-
(Over)/under provision in prior year	(5)	(12)	(59)

China
Current tax	-	1	-
(Over)/under provision in prior year	-	-	-

Myanmar
Current tax	-	-	-
Under provision in prior year	-	3	5

Deferred tax	106	(12)	(107)

Total	101	(20)	(161)

A reconciliation between income taxes computed by applying the Hong Kong profits tax rate to profit/loss before income taxes, the income taxes are as follows:

	Year ended March 31,
	2022	2023	2024
	%	%	%
Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	30.8	15.9	(7.9)
Changes in valuation allowances	(1.9)	22.6	10.4
Overprovision of profits tax in prior year	(0.9)	2.9	4.7
Effect of different tax rate of subsidiaries operating in other jurisdictions	6.3	(18.8)	(0.4)
Tax effect of tax losses not recognized	(4.4)	(55.7)	(12.3)
Tax effect of changes in tax rate	(3.7)	-	-
Utilization of tax losses previously not recognized	(3.7)	-	-
Others	(21.2)	23.0	3.1
Effective tax rate	17.8	6.4	14.1

Deferred income tax liabilities (assets) are as follows:

	As of March 31,
	2023	2024
	$	$
Deferred tax liabilities:
Property, plant and equipment	5	-
Operating lease right-of-use assets	562	163
Total deferred tax liabilities	567	163

Deferred tax assets:
Property, plant and equipment	-	(64)
Lease liabilities	(460)	(171)
Tax loss carry forwards	(469)	(720)
Valuation allowance	469	792
Total deferred tax assets	(460)	(163)
Net deferred tax (assets) / liabilities	107	-

Movement of valuation allowances are as follows:

	Year ended March 31,
	2022	2023	2024
	$	$	$

At the beginning of the year	593	494	469
Current year (reduction) addition	(99)	(25)	323
At the end of the year	494	469	792

A valuation allowance has been provided on the deferred tax asset because the Group believes it is not more than likely that the asset will be realized. As of March 31, 2023 and 2024, a valuation allowance was provided for the deferred tax asset relating to the future benefit of net operating loss carryforward and deferred deductible expenses, as the management determined that the net operating loss carryforward and deferred deductible expenses were not more likely than not to be utilized. If events occur in the future that allows the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowance will be made when those events occur.

As of March 31, 2023 and 2024, tax losses amounting to approximately $3,604 and $4,270, respectively. As of March 31, 2023 and 2024, the other tax losses carried forward of $3,604 and $4,093, respectively may be carried forward indefinitely.

Uncertainties exist with respect to how China’s current income tax law applies to the Group’s overall operations, and more specifically, with regard to tax residency status. China’s Enterprise Income Tax (“EIT”) Law includes a provision specifying that legal entities organized outside of China will be considered residents for China income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occur within China. The Company does not believe that its legal entities organized outside of China should be treated as residents for the EIT Law’s purposes. Substantially, the Company’s overall management and business operation are located outside China. The Company does not expect any significant adverse impact on the Company’s consolidated results of operations.

The Group has made its assessment of the level of the tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it was concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2023 and 2024, there is no interest and penalties related to uncertain tax positions, and the Group has no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The fiscal years 2017 to 2024 remain subject to examination by the Hong Kong tax authority. For PRC, fiscal years 2014 to 2024 remain subject to examination by the PRC tax authority. For Myanmar, fiscal years 2021 to 2024 remain subject to examination by Myanmar tax authority.